Shareholders' Equity - Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Stockholders' Equity Note [Abstract]
Number of options, outstanding at the beginning of the period		986,875
Number of options, granted	40,000	356,250
Number of options, exercised		(126,563)
Number of options, forfeited		(98,438)
Number of options, outstanding at the end of the period	986,875	1,118,125
Number of options, exercisable		439,219
Number of options, vested and expected to vest		1,118,125
Weighted average exercise price, outstanding at the beginning of the period	$ 1.16	$ 1.17
Weighted average exercise price, granted		1.16
Weighted average exercise price, exercised		0.9
Weighted average exercise price, forfeited		0.9
Weighted average exercise price, outstanding at the end of the period	$ 1.17	0.98
Weighted average exercise price, exercisable		1.03
Weighted average exercise price, vested and expected to vest		$ 0.98
Aggregate intrinsic value price, outstanding at the beginning of the period		$ 246
Aggregate intrinsic value price, outstanding at the end of the period	$ 246	913
Aggregate intrinsic value price, exercisable		581
Aggregate intrinsic value price, vested and expected to vest		$ 913